Estimated Future Benefit Expected Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2015	$ 13.3
2016	15.0
2017	17.4
2018	18.5
2019	20.8
Years 2020 - 2024	129.5
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2015	6.6
2016	7.0
2017	7.8
2018	8.6
2019	9.2
Years 2020 - 2024	61.1
Postretirement Benefits Other Than Pensions
Defined Benefit Plan Disclosure [Line Items]
2015	0.6
2016	0.7
2017	0.7
2018	0.8
2019	0.9
Years 2020 - 2024	$ 5.3